Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 11,724,335	$ 23,075,713
Receivables	1,903,727	1,407,127
Inventory	3,510,210	3,390,822
Notes receivable	461,719	190,170
Prepaids	3,055,717	5,494,877
Total current assets	20,655,708	33,558,709
Non-current Assets
Goodwill	6,246,455	5,940,409
Equipment	292,012	297,043
Intangible assets	482,377	593,901
Investments	222,785	291,066
Notes receivable	1,080,694	964,006
Right of use asset	375,586	468,106
TOTAL ASSETS	29,355,617	42,113,240
Current Liabilities
Trade payables and accrued liabilities	1,515,427	799,139
Customer deposits	60,137	172,134
Deferred income	63,070	73,286
Loans payable	6,745	6,745
Derivative liability	391,330	5,560,002
Lease liability	118,077	110,481
Total current liabilities	2,154,786	6,721,787
Non-current Liabilities
Loans payable	82,831	86,572
Lease liability	289,835	378,642
TOTAL LIABILITIES	2,527,452	7,187,001
SHAREHOLDERS’ EQUITY
Share capital	82,095,080	81,038,365
Reserves – share-based payments	7,896,031	6,406,117
Accumulated deficit	(63,392,017)	(52,322,182)
Accumulated other comprehensive loss	229,071	(196,061)
TOTAL SHAREHOLDERS’ EQUITY	26,828,165	34,926,239
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 29,355,617	$ 42,113,240